Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue Recognition [Abstract]
Revenue Recognition

Note 4. Revenue Recognition

The Company is in the business of developing geologic repository technology for the purpose of nuclear waste storage or disposal activities, including any related consulting services for such activities.

Disaggregation of Revenue

The Company’s business segments are organized based on the nature and economic characteristics of our services, ensuring meaningful disaggregation of each segment’s operational results. The following tables provide a detailed breakdown of our revenue:

Revenue by Contract Type (in thousands)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Grant revenue	$1,444	$1,930	$3,699	$4,570
Remediation, administrative and consulting services and other revenue	239	288	1,138	921
Total revenue by contract type	$1,683	$2,218	$4,837	$5,491

Contract Balances

The timing of revenue recognition and billings results in unbilled receivables (contract assets). The Company’s contract liabilities consist of deferred revenues which represent advance payments from customers in advance of the completion of our performance obligations.

The following table represents changes in our contract assets. Our contract assets of $141 thousand as of September 30, 2025 relate to various customers for nuclear waste disposal services which are expected to be completed in 2025.

Contract Assets (in thousands)	Amount
Balance as of January 1, 2025	$111
Add: Revenue recognized but not yet billed	454
Less: Billed and transferred to receivables	(464)
Balance as of March 31, 2025	$101
Add: Revenue recognized but not yet billed	1,166
Less: Billed and transferred to receivables	(1,098)
Balance as of June 30, 2025	$168
Add: Revenue recognized but not yet billed	1,114
Less: Billed and transferred to receivables	(1,142)
Balance as of September 30, 2025	$141

Revenue recognized in each period relates to performance obligations satisfied within the respective period. The Company has $414 thousand contract liabilities as of September 30, 2025 and $0 as of December 31, 2024.

Allowance for Credit Losses

An allowance of $112 thousand and $128 thousand has been recorded as of September 30, 2025 and December 31, 2024, respectively.

Amount (in thousands)
Balance, January 1, 2025	$128
Add: Additions	8
Less: Write-offs and Recoveries	-
Balance, March 31, 2025	$136
Add: Additions	4
Less: Write-offs and Recoveries	-
Balance, June 30, 2025	$140
Add: Additions	5
Less: Write-offs and Recoveries	(33)
Balance, September 30, 2025	$112

Note 3. Revenue Recognition

The Company is in the business of developing geologic repository technology for the purpose of nuclear waste storage or disposal activities, including any related consulting services for such activities.

Disaggregation of Revenue

The Company’s business segments are organized based on the nature and economic characteristics of our services, ensuring meaningful disaggregation of each segment’s operational results. The following tables provide a detailed breakdown of our revenue:

Revenue by Contract Type (in thousands)

	Year Ended December 31,
	2024	2023
Grant revenue	$5,756	$4,675
Remediation, administrative and consulting services and other revenue	1,297	700
Total revenue by contract type	$7,053	$5,375

Revenue by Generator (in thousands)

	Year Ended December 31,
	2024		2023
	Domestic	Foreign	Domestic	Foreign
Domestic government	$6,481	$-	$5,116	$-
Domestic commercial	45	-	49	-
Foreign government	-	501	-	174
Foreign commercial	-	26	-	36
Total	$6,526	$527	$5,165	$210

Contract Balances

The timing of revenue recognition and billings results in unbilled receivables (contract assets). The Company’s contract liabilities consist of deferred revenues which represent advance payments from customers in advance of the completion of our performance obligations.

The following tables represent changes in our contract assets. Our contract assets of $111 as of December 31, 2024 relate to various customers for nuclear waste disposal services which are expected to be completed in 2025.

Contract Assets

Amount
Balance as of January 1, 2023	$117
Add: Revenue earned but not yet billed	3,643
Less: Billed and transferred to receivables	(3,414)
Balance as of December 31, 2023	$346
Add: Revenue earned but not yet billed	2,420
Less: Billed and transferred to receivables	(2,655)
Balance as of December 31, 2024	$111

Revenue recognized in each period relates to performance obligations satisfied within the respective period. The Company did not have any contract liabilities as of December 31, 2024 and 2023.

Allowance for Credit Losses

An allowance of $128 and $149 has been recorded as of December 31, 2024 and December 31, 2023, respectively.

Amount
Balance, January 1, 2023	$3
Add: Additions	146
Less: Write-offs and Recoveries	-
Balance, December 31, 2023	$149
Add: Additions	-
Less: Write-offs and Recoveries	(21)
Balance, December 31, 2024	$128